Stock-based compensation (Details 1) - $ / shares	Apr. 22, 2024	Apr. 12, 2022
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted		$ 14.31
Share Based Stock Options [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	3.82%
Expected volatility, share options granted	66.34%
Weighted average share price, share options granted	$ 27.27
Expected dividend rate, share options granted